Goodwill and Intangible Assets - Acquisition Through Business Combination: (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Acquisition through business combination
Goodwill at beginning of period	$ 28,208,000
Goodwill at end of period	52,825,000	$ 28,208,000
Medical West Healthcare Center, LLC
Acquisition through business combination
Goodwill, acquisitions through business combinations		37,000
Thrift
Acquisition through business combination
Goodwill, acquisitions through business combinations		802,000
Heckman Healthcare Services & Supplies, Inc.
Acquisition through business combination
Goodwill, acquisitions through business combinations		965,000
Southeastern Bio
Acquisition through business combination
Goodwill, acquisitions through business combinations		225,000
At Home
Acquisition through business combination
Goodwill, acquisitions through business combinations		7,868,000
Good Night Medical
Acquisition through business combination
Goodwill, acquisitions through business combinations	12,000	3,277,000
Access
Acquisition through business combination
Goodwill, acquisitions through business combinations		1,223,000
Goodwill reduction (reduction of hold back consideration)	(180,000)
NorCal
Acquisition through business combination
Goodwill, acquisitions through business combinations		948,000
Goodwill reduction (reduction of hold back consideration)	(117,000)
Hometown
Acquisition through business combination
Goodwill, acquisitions through business combinations		$ 407,000
Goodwill reduction (reduction of hold back consideration)	(259,000)
Great Elm Healthcare, LLC
Acquisition through business combination
Goodwill, acquisitions through business combinations	22,826,000
Southern
Acquisition through business combination
Goodwill, acquisitions through business combinations	$ 2,335,000